SUPPLEMENT DATED DECEMBER 22, 2004
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2004
                          (AS PREVIOUSLY SUPPLEMENTED)


Effective December 22, 2004, the name of the Dreyfus Founders Growth and Income Fund was changed to Dreyfus Founders Equity Growth Fund. All references in the prospectus to Dreyfus Founders Growth and Income Fund are hereby changed to Dreyfus Founders Equity Growth Fund.

The section of the prospectus entitled "Fund Summaries - Dreyfus Founders Growth and Income Fund (now known as Dreyfus Founders Equity Growth Fund) - Investment Approach" is hereby amended on page 14 by replacing that section with the following:

      Equity Growth Fund seeks long-term growth of capital and income. To pursue this goal, the Fund primarily invests in common stocks of large, well-established and mature companies. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products and services.

      The Fund normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the Nasdaq Composite Index. This policy may not be changed unless at least 60 days' prior notice of the change is given to Fund shareholders. While a significant portion of these stocks normally would be expected to pay regular dividends, the Fund may invest in non-dividend-paying companies if they offer better prospects for capital appreciation. The Fund also may invest up to 30% of its total assets in foreign securities.




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                                                               December 22, 2004

                     DREYFUS FOUNDERS GROWTH AND INCOME FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2004
                          (AS PREVIOUSLY SUPPLEMENTED)

Effective December 22, 2004, the name of the Dreyfus Founders Growth and Income Fund was changed to Dreyfus Founders Equity Growth Fund. All references in the prospectus to Dreyfus Founders Growth and Income Fund are hereby changed to Dreyfus Founders Equity Growth Fund.

The section of the fund's prospectus entitled "Investment Approach" is hereby amended on the inside cover by replacing the first two paragraphs of that section with the following:

      The fund seeks long-term growth of capital and income. To pursue this goal, the fund primarily invests in common stocks of large, well-established and mature companies. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products and services.

      The fund normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the Nasdaq Composite Index. This policy may not be changed unless at least 60 days' prior notice of the change is given to fund shareholders. While a significant portion of these stocks normally would be expected to pay regular dividends, the fund may invest in non-dividend-paying companies if they offer better prospects for capital appreciation. The fund also may invest up to 30% of its total assets in foreign securities.

                                                               December 22, 2004

                          DREYFUS FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004
                          (AS PREVIOUSLY SUPPLEMENTED)


Effective December 22, 2004, the name of the Dreyfus Founders Growth and Income Fund was changed to Dreyfus Founders Equity Growth Fund. All references in the Statement of Additional Information to Dreyfus Founders Growth and Income Fund are hereby changed to Dreyfus Founders Equity Growth Fund.